Quarterly Report
August 31, 2022
Massachusetts Investors
Growth Stock Fund
MIG-Q3

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Apparel Manufacturers – 3.6%
Adidas AG	551,258	$82,145,152
LVMH Moet Hennessy Louis Vuitton SE	140,420	90,823,051
NIKE, Inc., “B”	1,631,666	173,690,845
		$346,659,048
Automotive – 1.0%
Aptiv PLC (a)	1,080,299	$100,932,336
Brokerage & Asset Managers – 2.4%
Blackstone, Inc.	455,069	$42,749,182
Charles Schwab Corp.	2,612,601	185,364,041
		$228,113,223
Business Services – 9.9%
Accenture PLC, “A”	1,191,428	$343,679,321
Cognizant Technology Solutions Corp., “A”	1,019,066	64,374,399
Equifax, Inc.	730,343	137,852,241
Fidelity National Information Services, Inc.	1,473,761	134,657,543
Fiserv, Inc. (a)	2,181,238	220,719,473
Verisk Analytics, Inc., “A”	315,006	58,956,523
		$960,239,500
Cable TV – 0.3%
Charter Communications, Inc., “A” (a)	73,058	$30,145,923
Computer Software – 13.3%
Adobe Systems, Inc. (a)	340,741	$127,246,319
Black Knight, Inc. (a)	1,218,068	80,587,379
Microsoft Corp.	4,133,578	1,080,806,640
		$1,288,640,338
Computer Software - Systems – 5.7%
Apple, Inc.	3,486,811	$548,196,425
Construction – 2.3%
Otis Worldwide Corp.	1,558,226	$112,535,082
Sherwin-Williams Co.	490,279	113,793,756
		$226,328,838
Consumer Products – 4.2%
Church & Dwight Co., Inc.	2,434,939	$203,828,744
Colgate-Palmolive Co.	1,879,426	146,989,907
Estee Lauder Cos., Inc., “A”	214,550	54,577,229
		$405,395,880
Electrical Equipment – 5.8%
Amphenol Corp., “A”	3,143,102	$231,112,290
Fortive Corp.	2,886,463	182,799,702
TE Connectivity Ltd.	1,131,071	142,752,471
		$556,664,463

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 3.0%
Analog Devices, Inc.	692,596	$104,949,072
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	915,837	76,335,014
Texas Instruments, Inc.	633,554	104,669,456
		$285,953,542
Food & Beverages – 3.1%
McCormick & Co., Inc.	1,838,982	$154,603,217
PepsiCo, Inc.	845,957	145,733,012
		$300,336,229
General Merchandise – 0.5%
Dollarama, Inc.	742,010	$45,186,706
Health Maintenance Organizations – 0.9%
Cigna Corp.	293,551	$83,207,031
Insurance – 3.5%
Aon PLC	798,594	$223,015,360
Marsh & McLennan Cos., Inc.	721,754	116,469,443
		$339,484,803
Internet – 8.6%
Alphabet, Inc., “A” (a)	6,658,163	$720,546,400
Tencent Holdings Ltd.	2,542,500	105,305,052
		$825,851,452
Leisure & Toys – 2.3%
Electronic Arts, Inc.	1,767,496	$224,242,217
Medical & Health Technology & Services – 2.1%
ICON PLC (a)	946,644	$198,634,311
Medical Equipment – 11.5%
Abbott Laboratories	882,639	$90,602,893
Agilent Technologies, Inc.	949,808	121,812,876
Becton, Dickinson and Co.	716,402	180,834,193
Boston Scientific Corp. (a)	4,656,967	187,722,340
Danaher Corp.	489,717	132,179,516
STERIS PLC	555,431	111,852,695
Stryker Corp.	413,977	84,948,080
Thermo Fisher Scientific, Inc.	360,675	196,683,291
		$1,106,635,884
Other Banks & Diversified Financials – 5.9%
Mastercard, Inc., “A”	340,224	$110,358,459
Moody's Corp.	444,756	126,541,977
Visa, Inc., “A”	1,653,095	328,486,507
		$565,386,943
Railroad & Shipping – 1.4%
Union Pacific Corp.	611,114	$137,201,204
Restaurants – 1.8%
Starbucks Corp.	2,095,297	$176,151,619

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 3.2%
Alibaba Group Holding Ltd.	3,484,212	$41,486,402
Ross Stores, Inc.	1,949,764	168,206,140
TJX Cos., Inc.	1,607,373	100,219,707
		$309,912,249
Telecommunications - Wireless – 1.7%
American Tower Corp., REIT	644,697	$163,785,273
Utilities - Electric Power – 1.0%
Xcel Energy, Inc.	1,367,694	$101,551,279
Total Common Stocks		$9,554,836,716
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.21% (v)	90,498,491	$90,498,491

Other Assets, Less Liabilities – 0.1%		9,802,180
Net Assets – 100.0%		$9,655,137,387
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $90,498,491 and $9,554,836,716, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$9,113,555,339	$—	$—	$9,113,555,339
China	—	146,791,454	—	146,791,454
France	—	90,823,051	—	90,823,051
Germany	82,145,152	—	—	82,145,152
Taiwan	76,335,014	—	—	76,335,014
Canada	45,186,706	—	—	45,186,706
Mutual Funds	90,498,491	—	—	90,498,491
Total	$9,407,720,702	$237,614,505	$—	$9,645,335,207
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$128,489,033	$883,299,420	$921,279,465	$(16,398)	$5,901	$90,498,491
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$349,208	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.